Annual Fund Operating Expenses	Dec. 15, 2025
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Data & Infrastructure Real Estate ETF | Pacer Data & Infrastructure Real Estate ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%	[1]

[1]	Effective November 1, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Data Center & Tech Infrastructure Index. Performance shown for periods prior to November 1, 2022, is that of the Kelly Data Center & Tech Infrastructure Index.